Other Income and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income
Income from investment in CFS Partners	$ 684,891	$ 588,696
Expenses
Outsourcing expense	473,426	428,668
Service contracts - administration	506,144	539,510
Marketing	425,000	450,533
State deposit tax	704,047	669,502
ATM fees	$ 486,590	$ 434,270